SIMPSON THACHER & BARTLETT LLP

900 G Street, N.W.

Washington, D.C. 20001

September 17, 2020

Re:     Western Asset Corporate Loan Fund Inc.

Preliminary Proxy Statement on Schedule 14A

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Ladies and Gentlemen:

On behalf of Western Asset Corporate Loan Fund Inc. (the “Fund”), pursuant to paragraph (a) of Rule 20a-1 under the Investment Company Act of 1940, as amended, and Rule 14a-6(a) under the Securities Exchange Act of 1934, as amended (the “Exchange Act”), please find a Schedule 14A containing a preliminary copy of the notice of meeting, proxy statement and form of proxy in connection with the Special Meeting of Stockholders of the Fund.

The Fund hereby provides notice pursuant to Rule 14a-6(d) under the Exchange Act that the Fund intends to release the enclosed materials in definitive form to its stockholders on or about October 1, 2020, and we would appreciate any assistance the Staff may be able to provide to facilitate such release prior to that date.

Any questions or communications regarding this filing should be directed to David Blass (David.Blass@stblaw.com or (202) 636-5863) or Ryan Brizek (Ryan.Brizek@stblaw.com or (202) 636-5806).

Very truly yours,

/s/ Ryan Brizek
Ryan Brizek